Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  December 31, 2012
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 01/08/13



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
60
Form 13F Information Table Value Total:
$605,169
List of Other Included Managers:
NONE


                                                                                                        Voting Authority
                                                                                                        ----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------
American National Bankshares I COM              027745108     1516         75069 SH       Defined                 75069
Assurant, Inc. (AIZ)           COM              04621x108    17272        497765 SH       Defined                497765
BCSB Bancorp. (BCSB)           COM              055367106     1967        138524 SH       Defined                138524
BioScrip, Inc. (BIOS)          COM              09069n108    15374       1427529 SH       Defined               1427529
CA, Inc.  (CA)                 COM              12673p105    14345        652646 SH       Defined                652646
Chicopee Bancorp Inc.  (CBNK)  COM              168565109     1039         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM              17275r102    24786       1261414 SH       Defined               1261414
Clifton Savings Bancorp Inc. ( COM              18712q103      116         10271 SH       Defined                 10271
ConocoPhillips (COP)           COM              20825c104      613         10567 SH       Defined                 10567
Dycom Industries Inc. (DY)     COM              267475101     2028        102400 SH       Defined                102400
EMCOR Group Inc. (EME)         COM              29084q100    17516        506094 SH       Defined                506094
EOG Resources Inc. (EOG)       COM              26875p101    11253         93159 SH       Defined                 93159
ESSA Bancorp Inc. (ESSA)       COM              29667d104     3040        279112 SH       Defined                279112
Emerson Electric (EMR)         COM              291011104     1623         30637 SH       Defined                 30637
Energen Corporation (EGN)      COM              29265n108    18420        408519 SH       Defined                408519
FTI Consulting (FCN)           COM              302941109    30987        939011 SH       Defined                939011
First Connecticut Bancorp  (FB COM              319850103      654         47542 SH       Defined                 47542
GSI Group Inc. (GSIG)          COM              36191c205    10433       1204745 SH       Defined               1204745
Harmonic Inc. (HLIT)           COM              413160102    22751       4487326 SH       Defined               4487326
Heritage Financial Group Inc.  COM              42726x102      733         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM              550283105     6741        672783 SH       Defined                672783
MYR Group Inc.  (MYRG)         COM              55405w104     3141        141150 SH       Defined                141150
MasTec, Inc. (MTZ)             COM              576323109    15972        640663 SH       Defined                640663
Michael Baker Corp. (BKR)      COM              057149106    23128        927732 SH       Defined                927732
Middleburg Financial Corp. (MB COM              596094102      758         42897 SH       Defined                 42897
NGP Capital Resources (NGPC)   COM              62912R107     1587        219745 SH       Defined                219745
NTELOS Holdings Corp.  (NTLS)  COM              67020q305     8544        651703 SH       Defined                651703
Newpark Resources Inc.  (NR)   COM              651718504     2868        365414 SH       Defined                365414
ON Semiconductor Corp. (ONNN)  COM              682189105    14574       2067203 SH       Defined               2067203
OceanFirst Financial (OCFC)    COM              675234108      903         65657 SH       Defined                 65657
OmniAmerican Bancorp Inc.  (OA COM              68216r107     2557        110569 SH       Defined                110569
PPL Corporation (PPL)          COM              69351t106    20482        715406 SH       Defined                715406
PartnerRe Ltd. (PRE)           COM              G6852T105    25975        322712 SH       Defined                322712
Pentair Ltd. (PNR)             COM              h6169q108      984         20016 SH       Defined                 20016
Phillips 66 (PSX)              COM              718546104      286          5380 SH       Defined                  5380
Republic Services (RSG)        COM              760759100    29550       1007490 SH       Defined               1007490
Rosetta Resources, Inc. (ROSE) COM              777779307    19311        426094 SH       Defined                426094
Rush Enterprises Inc. Cl A (RU COM              781846209     8715        421628 SH       Defined                421628
Rush Enterprises Inc. Cl B (RU COM              781846308     5111        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      459         85144 SH       Defined                 85144
Southern National Bancorp of V COM              843395104     5419        666193 SH       Defined                666193
Suncor Energy Inc. (SU)        COM              867224107    15112        458218 SH       Defined                458218
Westfield Financial Inc. (WFD) COM              96008p104      509         70439 SH       Defined                 70439
j2 Global, Inc.  (JCOM)        COM              48123v102    26188        855818 SH       Defined                855818
Alcatel-Lucent USA Inc.        CONV             549463AH0    38077      37935000 PRN      Defined              37935000
Bill Barrett Corp.             CONV             06846NAA2     5804       5800000 PRN      Defined               5800000
Ciena Corporation              CONV             171779AB7     2661       2698000 PRN      Defined               2698000
Cogent Communications Group    CONV             19239VAB0     2861       2957000 PRN      Defined               2957000
Digital River Inc.             CONV             25388BAC8     5853       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Exterran Holdings Inc.         CONV             30225XAD5     1515       1515000 PRN      Defined               1515000
GreatBatch Inc.                CONV             39153LAB2     3004       3000000 PRN      Defined               3000000
Greenbrier Cos Inc.            CONV             393657AD3     5818       5825000 PRN      Defined               5825000
Hologic Inc.                   CONV             436440AA9    16794      16847000 PRN      Defined              16847000
Live Nation Inc.               CONV             538034AB5    20649      20858000 PRN      Defined              20858000
Nash Finch Co.                 CONV             631158AD4     4216       9091000 PRN      Defined               9091000
RadioShack Corp. 144A          CONV             750438AC7    17203      18750000 PRN      Defined              18750000
Rambus Inc.                    CONV             750917AC0    24128      24158000 PRN      Defined              24158000
Sandisk Corp.                  CONV             80004CAC5     9381       9464000 PRN      Defined               9464000
School Specialty Inc.          CONV             807863AM7    11620      23182000 PRN      Defined              23182000